Acquisitions and other transactions	6 Months Ended
Jun. 30, 2020
Acquisitions and other transactions
Acquisitions and other transactions

Note 3 – Acquisitions and other transactions

(a)	Acquisition of Alpala Royalty – Northern Ecuador

On May 11, 2020, the Company entered into an agreement with SolGold plc (“SolGold”) to acquire a 1% NSR with reference to all minerals produced from the Alpala copper-gold-silver project in northern Ecuador for $100.0 million. The Alpala project is owned by Exploraciones Novomining SA, which is held 85% by SolGold and 15% by Cornerstone Capital Resource Inc. SolGold has the option to increase the size of the transaction to $150 million for a 1.5% NSR until January 11, 2021 and also has the option to buy-back 50% of the royalty for a period of time. Franco-Nevada is entitled to receive certain minimum royalty payments from 2028 and the Company also has the option to convert the NSR to a gold NSR for a period of time once Alpala is producing. The closing of the acquisition is subject various conditions. In May 2020, the Company provided SolGold with a bridge loan of $15 million for a period of up to 8 months. The royalty interest has not been recorded as at June 30, 2020 as the transaction has not yet closed.

(b)	Acquisition of Island Gold Royalty – Ontario, Canada

On March 20, 2020, the Company acquired an existing 0.62% NSR on Alamos Gold Inc.’s Island Gold project in Finan Township in the Province of Ontario for $13.4 million (C$19.0 million).

The acquisition of the Island Gold royalty has been accounted for as an asset acquisition.

(c)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. (“Continental”) – SCOOP and STACK, Oklahoma, USA

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights in the SCOOP and STACK plays of Oklahoma.

In the three and six months ended June 30, 2020, the Company recorded contributions to the Royalty Acquisition Venture of $2.5 million and $19.3 million, respectively (Q2/2019 - $35.1 million and $86.5 million, respectively for three and six months ended June 30, 2019), which includes $0.5 million included in accrued liabilities funded after period-end. As at June 30, 2020, the cumulative investment in the Royalty Acquisition Venture totalled $395.5 million and Franco-Nevada has remaining commitments of up to $124.5 million to be funded in future periods. In the first half of the year, Franco-Nevada and Continental have collectively agreed to reduce their capital funding commitments to the Royalty Acquisition Venture for 2020 to approximately total $30 million to $40 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.